Other Comprehensive Income (Loss) (Schedule of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Other Comprehensive Income (Loss) [Abstract]
Foreign currency translation adjustments, Beginning Balance	¥ 16,489	¥ 3,934	¥ (13,316)
Foreign currency translation adjustments, Change during the year	¥ 17,474	¥ 12,555	¥ 17,250
Foreign currency translation adjustments, Reclassification adjustments
Foreign currency translation adjustments	¥ 17,474	¥ 12,555	¥ 17,250
Foreign currency translation adjustments, Ending Balance	33,963	16,489	3,934
Net unrealized gains (losses) on securities, Beginning Balance	907	1,549	1,375
Net unrealized gains (losses) on securities, Change during the year	229	260	165
Net unrealized gains (losses) on securities, Reclassification adjustments for realized portion	(495)	(902)	9
Net unrealized gains (losses) arising during the year	(266)	(642)	174
Net unrealized gains (losses) on securities, Ending Balance	641	907	1,549
Pension related adjustment, Beginning Balance	(12,070)	(12,412)	(10,633)
Pension related adjustment, Change during the year	(5,095)	(603)	(2,251)
Pension related adjustment, Reclassification adjustments for realized portion	948	945	472
Pension related adjustment	(4,147)	342	(1,779)
Pension related adjustment, Closing Balance	(16,217)	(12,070)	(12,412)
Accumulated other comprehensive income (loss), net of tax, Beginning Balance	5,326	(6,929)	(22,574)
Accumulated other comprehensive income (loss), Change during the year	12,608	12,212	15,164
Accumulated other comprehensive income (loss), Reclassification adjustments for realized portion	453	43	481
Total other comprehensive income	13,061	12,255	15,645
Accumulated other comprehensive income (loss), net of tax, Ending Balance	¥ 18,387	¥ 5,326	¥ (6,929)